Long-term debt - Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Long-term debt
Long-term debt	R 167,197	R 129,569	R 101,830
Energy
Long-term debt
Long-term debt	2,396	5,085
Base Chemicals
Long-term debt
Long-term debt	3,076	2,615
Performance Chemicals
Long-term debt
Long-term debt	610	395
Group Functions
Long-term debt
Long-term debt	R 161,115	R 121,474